Foreign Tax Credit Expiry Period (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	$ 33,220
2023
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	893
2024
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	1,202
2025
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	15,552
2026
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	8,481
2027
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	5,362
2028
Tax Credit Carryforward [Line Items]
Foreign tax credit carryforward amount	$ 1,730